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November 30, 2011	Alexandra Oprescu T +1 415 315 2334 F +1 415 315 4870 alexandra.oprescu@ropesgray.com

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Sterling Capital Funds (Registration Nos. 033-49098 and 811-06719):

Ladies and Gentlemen:

On behalf of Sterling Capital Funds (the “Trust”), we are filing today through EDGAR, pursuant to Regulation 14C under the Securities Exchange Act of 1934, as amended, a copy of the Trust’s preliminary information statement relating to the approval of a subadvisory agreement of the Sterling Capital National Tax-Free Money Market Fund and the Sterling Capital Prime Money Market Fund, each a series of the Trust.

Please call me at (415) 315-2334 or my colleague Molly Moore at 202-508-4732 if you have any questions regarding this filing.

Very truly yours,

/s/ Alexandra Oprescu
Alexandra Oprescu